UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:     December 31, 2005

Check here if Amendment [   ]; Amendment Number: ____
        This Amendment (Check only one.):   [   ] is a restatement.
                                            [   ] adds new holdings entries.

Institutional Investment Manager Filing this Report:
Name:                 Litchfield Capital Management, LLC
Address:              24 Village Green Drive
                      Litchfield, Connecticut  06759


Form 13F File Number: _________________

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:
Name:                 Fred Shahrabani
Title:                Chief Compliance Officer
Phone:                (860) 567-1101

Signature, Place, and Date of Signing:


/s/ Fred Shahrabani        Litchfield, Connecticut            February 10, 2006
    [Signature]                    [City, State]                   [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)




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                             Form 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:          0

Form 13F Information Table Entry Total:     23

Form 13F Information Table Value Total:     111,453
                                            (thousands)

List of Other Included Managers:            None

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

     None

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                                       FORM 13F INFORMATION TABLE
                       NAME OF REPORTING MANAGER: LITCHFIELD CAPITAL MANAGEMENT, LLC


  Column 1                    Column 2       Column 3   Column 4       Column 5           Column 6    Column 7      Column 8

  Name of                     Title of        CUSIP      Value       Amount and Type     Investment    Other        Authority
  Issuer                       Class          Number    ($1,000)       of Security       Discretion   Managers      (Shares)

                                                                    Shares or
                                                                    Principal SH/ PUT/
                                                                     Amount   PRN CALL                          Sole    Shared  None

Aspen Insurance Holdings Ltd    SHS          G05384105    4,264     180,136   SH              SOLE               180,136
Everest Re Group Ltd            COM          G3223R108    2,248      22,400   SH              SOLE                22,400
Lazard Ltd                      SHS A        G54050102    6,172     193,470   SH              SOLE               193,470
Platinum Underwriter Hldgs L    COM          G7127P100    2,693      86,683   SH              SOLE                86,683
Annaly Mtg Mgmt Inc             COM          0357I0409    4,376     400,000       CALL        SOLE               400,000
Annaly Mtg Mgmt Inc             COM          0357I0409    4,376     400,000       PUT         SOLE               400,000
Beazer Homes USA Inc            COM          07556Q105    9,511     130,571   SH              SOLE               130,571
Citigroup Inc                   COM          172967101    6,992     144,075   SH              SOLE               144,075
D R Horton Inc                  COM          23331A109   10,180     284,315   SH              SOLE               284,315
Firstfed Finl Corp              COM          337907109    1,145      21,000   SH              SOLE                21,000
Golden West Finl Corp Del       COM          381317106    1,650      25,000   SH              SOLE                25,000
HCC Ins Hldgs Inc               COM          404132102    4,541     152,990   SH              SOLE               152,990
Hanover Ins Group Inc           COM          410867105    2,046      48,975   SH              SOLE                48,975
Lions Gate Entmnt Corp          COM NEW      535919203    2,469     321,470   SH              SOLE               321,470
New Century Financial Corp M    COM          6435EV108    6,276     174,000   SH              SOLE               174,000
Pharmacyclics Inc               COM          716933106    1,232     346,900       CALL        SOLE               346,900
Pharmacyclics Inc               COM          716933106    1,224     344,900       PUT         SOLE               344,900
SPDR TR                         UNIT SER 1   78462F103   12,451     100,000   SH              SOLE               100,000
Standard Pac Corp New           COM          85375C101    1,127      30,622   SH              SOLE                30,622
Standard Pac Corp New           COM          85375C101    3,680     100,000       PUT         SOLE               100,000
UnionBanCal Corp                COM          908906100    6,087      88,578   SH              SOLE                88,578
WCI Cmntys Inc                  COM          92923C104    6,052     225,400   SH              SOLE               225,400
Washington Mut Inc              COM          939322103   10,661     245,073   SH              SOLE               245,073
TOTAL:                                                  111,453




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